Standards and interpretations issued but not effective	12 Months Ended
Mar. 31, 2018
Standards and interpretations issued but not effective
Standards and interpretations issued but not effective

3. Standards and interpretations issued but not effective

        The new standards, interpretations and amendments to Standards that are issued to the extent relevant to the Group, but not yet effective, up to the date of issuance of the Group's financial statements are disclosed below. The Group intends to adopt these Standards, if applicable, when they become effective.

IFRS 9 Financial Instruments

        In July 2014, IASB issued the final version of IFRS 9 Financial Instruments which reflects all phases of the financial instruments project and replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. The standard introduces new requirements for classification and measurement, impairment, and hedge accounting.

        The effective date of IFRS 9 is annual periods beginning on or after January 1, 2018, with early adoption permitted. Retrospective application is required, but comparative information is not compulsory. The Group is required to adopt the standard by the financial year commencing April 1, 2018. The Group is currently evaluating the requirements of IFRS 9, on its consolidated financial statements and related disclosures.

IFRS 15 Revenue from Contracts with Customers

        In May 2014, IASB issued IFRS 15 Revenue from Contract with Customers. The core principle of the new standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Further the new standard requires enhanced disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity's contracts with customers.

        The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective).

        Effective April 1, 2018, the Company will adopt the new revenue recognition standard, IFRS 15—Revenue from Contracts with Customers ("IFRS 15"). The Company will adopt the new standard by using the modified retrospective approach and accordingly our financial statements for the years ended March 31, 2018 and 2017 will not be retrospectively adjusted.

        The Company is still evaluating the impact of the new accounting standard, including the accounting for certain marketing and sales promotion expenses, which is not likely to have a material impact on the consolidated financial statements of the Company except for reclassification effects within the consolidated statement of profit or loss and other comprehensive loss from marketing and sales promotion expenses to a reduction in revenue. This pertains to upfront cash incentives and select loyalty programs cost as incurred for customer inducement and acquisition for promoting transactions across various booking platforms. As the interpretation of the new rules continue to evolve, the Company will continue to monitor the developments and evaluate the impact of such rules on consolidated financial statements of the Company.

IFRS 16 Leases

        In January 2016, IASB issued standard, IFRS 16 Leases. IFRS 16 supersedes IAS 17 Leases; IFRIC 4 Determining whether an Arrangement contains a Lease; SIC-15 Operating Leases—Incentives; and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The previous accounting model for leases required lessees and lessors to classify their leases as either finance leases or operating leases and account for those two types of leases differently. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value.

        The effective date of IFRS 16 is annual periods beginning on or after January 1, 2019. Earlier adoption of the Standard is permitted if IFRS 15 Revenue from Contracts with Customers is adopted at or before the date of initial application of IFRS 16. The Group is required to adopt the standard by the financial year commencing April 1, 2019. The Group is currently evaluating the requirements of IFRS 16 on its consolidated financial statements and related disclosures.

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

        In December 2016, IASB issued IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration which clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, when an entity has received or paid advance consideration in a foreign currency. The effective date for adoption of IFRIC 22 is annual reporting periods beginning on or after January 1, 2018, though early adoption is permitted. The Group is currently evaluating the effect of IFRIC 22 on its consolidated financial statements.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

        In June 2017, IASB issued IFRIC Interpretation 23 Uncertainty over Income Tax Treatments which is to be applied while performing the determination of taxable profit (or loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. According to IFRIC 23, companies need to determine the probability of the relevant tax authority accepting each tax treatment, or group of tax treatments, that the companies have used or plan to use in their income tax filing which has to be considered to compute the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

        The effective date for adoption of IFRIC 23 is annual periods beginning on or after January 1, 2019, though early adoption is permitted. The Group is currently evaluating the effect of IFRIC 23 on its consolidated financial statements.